Investments in Affiliates - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2013
Investments in and Advances to Affiliates [Line Items]
Equity in losses of affiliates	$ (235,161)	$ (205,567)	$ 0
Payments to acquire equity method investments	0	0	1,300,000
Shanghai An-Nai-Chi
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest						51.00%
Cash injection to one of Group's subsidiary				1,500,000
Equity method percentage of ownership interest				33.20%
Fair value of equity method ownership interest				1,100,000
Equity in losses of affiliates	0	0	0		(743,153)
Equity method investment carrying amount					0
China Branding Company Limited
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest			9.30%
Equity in losses of affiliates	235,161	205,567
Payments to acquire equity method investments			$ 1,300,000
Percentage of ownership interest sold							0.60%
China Branding Company Limited | Maximum
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							9.30%
China Branding Company Limited | Minimum
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							8.70%
China Branding Company Limited | Board of Directors Chairman
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest			7.60%